Manufacturing in collaboration with JAC (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Manufacturing in collaboration with JAC
Total consideration	¥ 1,700,000	¥ 1,700,000
Collaborative Arrangement
Manufacturing in collaboration with JAC
Total consideration	¥ 1,900,000
Collaborative Arrangement | Vehicle sales
Manufacturing in collaboration with JAC
Actual manufacturing losses recorded as cost of sales			¥ 179,375	¥ 1,318,524	¥ 1,126,523